OTHER DISCLOSURES - Company Overview (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Genmab B.V.
Company Overview
Ownership and votes (Percentage)	100.00%	100.00%
Genmab Holding B.V.
Company Overview
Ownership and votes (Percentage)	100.00%	100.00%
Genmab US, Inc.
Company Overview
Ownership and votes (Percentage)	100.00%	100.00%
Genmab K.K.
Company Overview
Ownership and votes (Percentage)	100.00%